U.S. SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1. NAME AND ADDRESS OF ISSUER:

     Dean Witter World Wide Income Trust
     Two World Trade Center, 72nd floor
     New York, New York 10048


2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:



3. INVESTMENT COMPANY ACT FILE NUMBER:   33-26375

   SECURITIES ACT FILE NUMBER:           811-5744


4. LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED: 10/31/95



5. CHECK BOX IF THIS NOTICE IS BEING FILED MAR THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE
   TERMINATION OF THE ISSUER'S 24F-2 DECLARATION:

                                                [   ]


6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-2(A)(1), IF APPLICABLE (SEE INSTRUCTION A.6):



7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OF SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEARS, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:



8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24F-2:

9.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL
    YEAR:

    SHARES:  1,928,605             $16,880,466


10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:

    SHARES:  1,928,605             $16,880,446


11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):

    SHARES:  548,539               $4,798,502


12. CALCULATION OF REGISTRATION FEES:

 (i)    AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
        FISCAL YEAR IN RELIANCE ON RULE 24F-2 (from item 10): $ 16,880,446


 (ii)   AGGREGATE PRICE OF SHARES ISSUED IN CONNECTION WITH
        DIVIDEND REINVESTMENT PLANS (from item 11, if applicable):
                                                              $ 4,798,502



 (iii)  AGGREGATE PRICE OF SHARES REDEEMED OR PURCHASED DURING
        THE FISCAL YEAR (if applicable):                      $72,204,259



 (iv)   AGGREGATE PRICE OF SHARES REDEEMED OR PURCHASED AND
        PREVIOUSLY APPLIED AS A REDUCTION TO FILING FEES PURSUANT
        TO RULE 24E-2 (if applicable):                        $      0


 (v)    NET AGGREGATE PRICE OF SECURITIES SOLD AND ISSUED DURING
        THE FISCAL YEAR END IN RELIANCE ON RULE 24F-2 [line (i),
        plus line (ii), less line (iii), plus line (iv)] (if
        applicable):                                          $ 50,525,311


 (vi)   MULTIPLIER PRESCRIBED BY SECTION 6(B) OF THE SECURITIES
        ACT OF 1933 OR OTHER APPLICABLE LAW OR REGULATION (see
        instruction C.6):                                          1/2900


 (vii)  FEE DUE [line (i) or line (v) multiplied by line (vi)]:
                                                              $      0

Instruction for Item 12:  Issuers should complete lines (ii), (iii), (iv)
                          and (v) only if the form is being filed within 60 days after the close of the issuers's fiscal year. See instruction C.3.


13. CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17CFR 202.3A).

                                                  [     ]

     DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S LOCKBOX DEPOSITORY:



                                SIGNATURES

      THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.

      BY (Signature and Title):
                                Sheldon Curtis
                                Vice President And General Counsel

      DATE:  December 27, 1995